Unaudited Condensed Consolidated Statements of Cash Flow - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 729	$ 1,444
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		24,670	(38,673)
Other non-investment and non-cash assets		(32,617)	(2,685)
Policyholder liabilities (including unallocated surplus)		8,188	34,702
Other liabilities (including operational borrowings)		1,466	4,072
Other items	[2]	(327)	102
Net cash flows from operating activities		2,109	(1,038)
Cash flows from investing activities
Net cash flows from purchases and disposals of property, plant and equipment		(43)	(21)
Net cash flows from other investing activities	[3]	(733)	(102)
Net cash flows from investing activities		(776)	(123)
Equity capital:
Issues of ordinary share capital		10	13
External dividends:
Dividends paid to the Company's shareholders		(674)	(1,108)
Dividends paid to non-controlling interests		(16)
Net cash flows from financing activities		145	(2,070)
Net increase (decrease) in cash and cash equivalents from continuing operations		1,478	(3,231)
Net cash flows from discontinued operations	[4]		292
Cash and cash equivalents at beginning of period		6,965	15,442
Effect of exchange rate changes on cash and cash equivalents		(59)	10
Cash and cash equivalents at end of period		8,384	12,513
Comprising:
Cash and cash equivalents from continuing operations		8,384	6,628
Cash and cash equivalents from discontinued operations			5,885
Shareholder-backed
Structural borrowings of shareholder-financed operations:
Issuance of debt, net of costs	[5]	982
Redemption of subordinated debt	[5]		(504)
Fees paid to modify terms and conditions of debt issued by the Group	[5]		(182)
Interest paid	[5]	$ (157)	$ (289)

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	The adjusting items to profit before tax included within other items are adjustments in respect of non-cash items together with operational interest receipts and payments, dividend receipts and tax paid.
[3]	Net cash flows from other investing activities include amounts paid for distribution rights and cash flows arising from the acquisitions and disposals of businesses.
[4]	Discontinued operations for half year 2019 related to the UK and Europe operations (M&G plc) that were demerged from the Group in October 2019. The half year 2019 cash flows shown above are presented excluding any transactions between continuing and discontinued operations.
[5]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.